Derivative Liabilities (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Derivative [Line Items]
Debt instrument beneficial conversion	$ 1,575,083
Derivative liabilities	4,141,272	$ 517,366
Changes in derivative liabilities	$ 1,171,028
Derivative liability, description	An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty
Warrants maturity term	5 years
Warrant [Member]
Derivative [Line Items]
Derivative liability measurement description	The occurrence of a fundamental transaction by a public company was estimated at 2.5% after 2.5 years and 5% prior to maturity; and
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	116
Measurement Input, Price Volatility [Member] | Minimum [Member] | Warrant [Member]
Derivative [Line Items]
Warrants and rights outstanding, measurement input	166
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	206
Measurement Input, Price Volatility [Member] | Maximum [Member] | Warrant [Member]
Derivative [Line Items]
Warrants and rights outstanding, measurement input	166.9
Measurement Input, Exercise Price [Member] | Warrant [Member]
Derivative [Line Items]
Warrants and rights outstanding, measurement input	0.20
Measurement Input, Exercise Price [Member] | Warrant One [Member]
Derivative [Line Items]
Warrants and rights outstanding, measurement input	0.35
Measurement Input, Exercise Price [Member] | Warrant Two [Member]
Derivative [Line Items]
Warrants and rights outstanding, measurement input	0.50